Stock-Based Compensation Plans - Narrative (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Aug. 31, 2020	May 31, 2020	Oct. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised						$ 2,900,000	$ 900,000	$ 300,000
Options granted (in dollars per share)						$ 1.72	$ 1.38	$ 1.26
Options considered granted due to repricing (in dollars per share)		$ 1.04
Fair value of stock options						$ 4,100,000	$ 2,200,000	$ 2,400,000
Compensation expense			$ 4,100,000	$ 3,498,000	$ 1,442,000	7,336,000	$ 7,678,000	$ 2,319,000
Unrecognized stock-based compensation expense				$ 20,100,000		$ 16,400,000
ThredUp Investors | Series F | ThredUp Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares sold (in shares)			1,125,813
Aggregate net proceeds			$ 7,700,000
ThredUp Series F Investors | ThredUp Common Stockholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share of common stock (in dollars per share)									$ 6.8839
Outstanding stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield						0.00%	0.00%	0.00%
Weighted average period for unrecognized stock-based compensation expense				1 year 6 months 21 days		1 year 7 months 13 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 0
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in dollars per share)	$ 2.05					$ 2.35
Options considered granted due to repricing (in dollars per share)						$ 2.05
Fair value of stock options	$ 6,700,000
Options granted (in shares)	3,588,535					7,820,714
2010 Plan | Outstanding stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized (in shares)						6,482,822
Expiration period						10 years
Percent of fair value						100.00%
Vesting percentage period						4 years
Compensation expense				$ 1,600,000
2010 Plan | Outstanding stock options | Over 10% Shareholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of fair value						110.00%
2010 Plan | Option Vesting Four Years From Commencement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage period	4 years
Vesting percentage	50.00%
2010 Plan | Option Vesting Four Years From IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage period	4 years
Vesting percentage	50.00%
Anniversary period	1 year
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)				0
2021 Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)				96,426
Option Repricing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in dollars per share)		$ 2.05
Options granted (in shares)		13,300,000
Aggregate incremental fair value		$ 2,300,000
Aggregate incremental fair value expensed		$ 900,000
Option Repricing | Outstanding stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		66.00%
Furlough Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in dollars per share)	$ 2.05
Fair value of stock options	$ 1,600,000
Options granted (in shares)	858,599